Right of use assets & lease liabilities	12 Months Ended
Mar. 31, 2023
Right of use assets & lease liabilities
Right of use assets & lease liabilities

3.Right of use assets & lease liabilities

	Year ended March 31,
Leases under IFRS 16 recognized in Consolidated Income Statement	2023		2022	2021
	€M		€M	€M
Interest on lease liabilities	6.8		3.7	4.6
Depreciation charge	84.0		54.5	68.6
Expenses relating to short-term leases	—		—	6.7
Lease charge for the year	90.8		58.2	79.9

	At March 31,
Right of use-assets	2023		2022	2021
Balance at beginning of year	133.7		188.2	236.8
Depreciation charge for the year	(84.0)		(54.5)	(68.6)
Additions	47.2		—	27.9
Modification of leases	112.2	*	—	(7.9)
Balance at end of year	209.1		133.7	188.2

	At March 31,
Lease Liabilities	2023		2022	2021
Balance at beginning of year	138.3		183.1	245.9
Additions	9.9		—	27.9
Financing cash outflows from lease liabilities	(58.9)		(56.7)	(76.8)
Interest expense	6.8		3.7	4.6
Modification of leases	112.2	*	—	(2.7)
Exchange movements	(2.0)		8.2	(15.8)
Balance at end of year	206.3		138.3	183.1

	At March 31,
Lease Liabilities	2023		2022	2021
Current lease liability	43.2		56.9	52.5
Non-current lease liability	163.1		81.4	130.6
Total lease liabilities at end of year	206.3		138.3	183.1

A maturity analysis of our lease liabilities as at March 31, 2023 has been disclosed within Note 11. * Relates to the extension of 24 Airbus A320 leases during fiscal year 2023.

The Group negotiated rent concessions with its lessors for most of its aircraft leases as a result of the severe impact of the Covid-19 pandemic during fiscal year 2021. The Group applied the practical expedient for Covid-19-related rent concessions consistently to eligible rent concessions. There were no further rent concessions in fiscal year 2022 or 2023.

The amount recognized in profit or loss for the reporting period to reflect changes in lease payments arising from rent concessions to which the Group has applied the practical expedient for Covid-19-related rent concessions is €nil (2022: €nil, 2021: €nil).